Investment Portfolio	as of December 31, 2019 (Unaudited)

DWS Short Duration Fund

	Principal Amount ($)	Value ($)
Corporate Bonds 42.5%
Communication Services 2.5%
Altice Financing SA, 144A, 7.5%, 5/15/2026	2,250,000	2,418,750
Charter Communications Operating LLC, 3.579%, 7/23/2020	4,130,000	4,156,321
Clear Channel Worldwide Holdings, Inc., 144A, 9.25%, 2/15/2024	179,000	198,242
CSC Holdings LLC, 144A, 5.5%, 4/15/2027	500,000	536,925
Discovery Communications LLC, 3.5%, 6/15/2022	5,415,000	5,568,204
Expedia Group, Inc., 3.8%, 2/15/2028	800,000	818,301
Oztel Holdings SPC Ltd., 144A, 5.625%, 10/24/2023	1,680,000	1,791,300
Sirius XM Radio, Inc., 144A, 4.625%, 7/15/2024	885,000	929,250
Sprint Spectrum Co., LLC, 144A, 3.36%, 3/20/2023	271,250	273,664
Tencent Holdings Ltd.:
144A, 3-month USD-LIBOR + 0.605%, 2.571% ** , 1/19/2023	1,180,000	1,175,115
144A, 3.28%, 4/11/2024	8,000,000	8,232,597
VEON Holdings BV, 144A, 3.95%, 6/16/2021	1,590,000	1,614,168
		27,712,837
Consumer Discretionary 6.1%
D.R. Horton, Inc., 2.55%, 12/1/2020	2,070,000	2,079,124
Daimler Finance North America LLC, 144A, 3.4%, 2/22/2022	3,000,000	3,073,933
Ford Motor Credit Co., LLC:
2.343%, 11/2/2020	6,000,000	5,988,977
4.14%, 2/15/2023	6,000,000	6,173,229
General Motors Financial Co., Inc.:
3-month USD-LIBOR + 0.990%, 3.033% ** , 1/5/2023	4,000,000	3,976,083
3.2%, 7/13/2020	3,195,000	3,209,635
Global Payments, Inc., 2.65%, 2/15/2025	4,391,000	4,410,986
Harley-Davidson Financial Services, Inc., 144A, 4.05%, 2/4/2022	4,500,000	4,646,118
Hasbro, Inc., 3.0%, 11/19/2024	5,383,000	5,410,700
Hyundai Capital America:
144A, 3-month USD-LIBOR + 0.940%, 2.967% ** , 7/8/2021	5,000,000	5,012,663
144A, 3.45%, 3/12/2021	2,667,000	2,699,808
Las Vegas Sands Corp., 3.2%, 8/8/2024	6,000,000	6,177,633
NCL Corp. Ltd., 144A, 3.625%, 12/15/2024	1,090,000	1,104,987
Nissan Motor Acceptance Corp.:
144A, 2.6%, 9/28/2022 (a)	4,000,000	4,005,644
144A, 3.65%, 9/21/2021	2,612,000	2,666,445
Panther BF Aggregator 2 LP, 144A, 6.25%, 5/15/2026	65,000	70,037
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024	1,540,000	1,629,320
Royal Caribbean Cruises Ltd., 2.65%, 11/28/2020	1,980,000	1,990,141
TRI Pointe Group, Inc., 4.875%, 7/1/2021	1,375,000	1,409,375
Volkswagen Group of America Finance LLC, 144A, 2.7%, 9/26/2022	3,230,000	3,266,909
		69,001,747
Consumer Staples 1.5%
Altria Group, Inc., 3.49%, 2/14/2022	2,090,000	2,151,084
BAT Capital Corp., 2.764%, 8/15/2022	5,265,000	5,342,612
Conagra Brands, Inc., 3-month USD-LIBOR + 0.750%, 2.703% **, 10/22/2020	1,250,000	1,250,113
Constellation Brands, Inc., 3-month USD-LIBOR + 0.700%, 2.61% **, 11/15/2021	2,090,000	2,090,365
General Mills, Inc., 3-month USD-LIBOR + 0.540%, 2.541% **, 4/16/2021	821,000	823,651
Kraft Heinz Foods Co., 2.8%, 7/2/2020	519,000	519,829
MARB BondCo PLC, 144A, 6.875%, 1/19/2025	2,000,000	2,123,260
Natura Cosmeticos SA, 144A, 5.375%, 2/1/2023 (a)	2,180,000	2,272,650
		16,573,564
Energy 3.9%
Bharat Petroleum Corp. Ltd., REG S, 4.625%, 10/25/2022	2,920,000	3,032,274
Boardwalk Pipelines LP, 4.95%, 12/15/2024	500,000	540,968
Energy Transfer Operating LP:
4.05%, 3/15/2025	750,000	788,534
4.25%, 3/15/2023	880,000	919,173
Energy Transfer Partners LP, 5.0%, 10/1/2022	2,826,000	2,997,874
EQT Corp., 2.5%, 10/1/2020	5,000,000	4,999,081
Indian Oil Corp. Ltd., REG S, 5.75%, 8/1/2023	2,000,000	2,174,280
KazMunayGas National Co. JSC, 144A, 4.4%, 4/30/2023	500,000	528,945
MarkWest Energy Partners LP, 4.875%, 6/1/2025	2,500,000	2,674,908
MPLX LP:
3-month USD-LIBOR + 1.100%, 2.985% ** , 9/9/2022	1,708,000	1,714,825
144A, 3.5%, 12/1/2022	3,330,000	3,428,580
Occidental Petroleum Corp., 2.9%, 8/15/2024	4,683,000	4,759,518
ONGC Videsh Ltd., REG S, 3.75%, 5/7/2023	1,000,000	1,024,574
Petrobras Global Finance BV, 4.375%, 5/20/2023 (a)	2,000,000	2,082,000
Petroleos Mexicanos, 3.5%, 1/30/2023	2,000,000	2,010,000
Precision Drilling Corp., 6.5%, 12/15/2021	624,720	623,159
Range Resources Corp., 5.0%, 8/15/2022	2,200,000	2,156,000
Shelf Drilling Holdings Ltd., 144A, 8.25%, 2/15/2025	2,970,000	2,828,925
Sunoco LP, 4.875%, 1/15/2023	815,000	833,354
Whiting Petroleum Corp., 5.75%, 3/15/2021	2,000,000	1,892,000
Williams Companies, Inc., 4.55%, 6/24/2024	1,300,000	1,403,561
		43,412,533
Financials 17.9%
ABN AMRO Bank NV, 144A, 3.4%, 8/27/2021	4,024,000	4,112,440
AEGON Funding Co., LLC, 5.75%, 12/15/2020	4,500,000	4,659,119
AerCap Ireland Capital DAC:
3.95%, 2/1/2022	2,585,000	2,670,935
4.875%, 1/16/2024	1,410,000	1,528,612
Air Lease Corp., 2.125%, 1/15/2020	4,065,000	4,064,767
Aircastle Ltd.:
4.4%, 9/25/2023	2,534,000	2,679,331
5.5%, 2/15/2022	3,000,000	3,191,546
Ares Capital Corp., 3.625%, 1/19/2022	8,000,000	8,141,874
ASB Bank Ltd., 144A, 3.125%, 5/23/2024	6,860,000	7,086,526
AXA Equitable Holdings, Inc., 3.9%, 4/20/2023	6,010,000	6,298,396
Banco BTG Pactual SA, 144A, 5.5%, 1/31/2023	765,000	798,476
Banco del Estado de Chile, 144A, 2.668%, 1/8/2021	1,045,000	1,045,637
Banco Santander SA:
3.125%, 2/23/2023	6,200,000	6,328,694
3.5%, 4/11/2022	750,000	770,496
Bank of America Corp.:
4.0%, 1/22/2025	750,000	800,023
4.2%, 8/26/2024	3,000,000	3,221,443
Banque Federative du Credit Mutuel SA, 144A, 2.125%, 11/21/2022	5,000,000	5,007,035
Barclays PLC, 4.61%, 2/15/2023	5,000,000	5,222,512
BBVA USA:
3-month USD-LIBOR + 0.730%, 2.618% ** , 6/11/2021	6,000,000	6,014,098
3.5%, 6/11/2021	1,627,000	1,655,217
BNP Paribas SA, 144A, 6.75%, Perpetual (b)	250,000	266,250
BPCE SA:
144A, 3.0%, 5/22/2022	1,500,000	1,526,394
144A, 4.875%, 4/1/2026	500,000	550,304
Capital One Financial Corp., 3.9%, 1/29/2024	10,000,000	10,606,870
CBQ Finance Ltd., REG S, 5.0%, 5/24/2023	2,000,000	2,145,400
Citibank NA, 2.844%, 5/20/2022	5,000,000	5,060,724
Citigroup, Inc.:
4.125%, 7/25/2028	750,000	818,452
5.5%, 9/13/2025	750,000	857,618
Country Garden Holdings Co., Ltd., REG S, 4.75%, 7/25/2022	1,000,000	1,007,444
Credit Agricole SA, 144A, 3.375%, 1/10/2022	8,000,000	8,186,542
Credit Suisse Group AG:
144A, 2.593%, 9/11/2025	1,180,000	1,183,376
144A, 3.574%, 1/9/2023	5,000,000	5,137,752
Danske Bank AS, 144A, 3.001%, 9/20/2022	2,692,000	2,715,862
Dexia Credit Local SA, 144A, 1.875%, 9/15/2021	5,000,000	5,002,785
Discover Bank:
3.35%, 2/6/2023	2,190,000	2,258,590
4.682%, 8/9/2028	2,500,000	2,612,500
Discover Financial Services, 3.95%, 11/6/2024	1,100,000	1,168,374
Global Bank Corp., 144A, 4.5%, 10/20/2021	2,875,000	2,959,841
HSBC Holdings PLC, 6.0%, Perpetual (b)	500,000	532,500
Huarong Finance 2017 Co., Ltd., REG S, 3.375%, 1/24/2020	2,500,000	2,500,775
ICICI Bank Ltd., 144A, 3.5%, 3/18/2020	1,750,000	1,753,169
ING Groep NV:
3-month USD-LIBOR + 1.000%, 2.909% ** , 10/2/2023	6,500,000	6,558,750
3.15%, 3/29/2022	1,580,000	1,615,478
Intesa Sanpaolo SpA, 144A, 3.125%, 7/14/2022	2,955,000	2,994,579
Jefferies Financial Group, Inc., 5.5%, 10/18/2023	4,000,000	4,350,210
JPMorgan Chase & Co., 3-month USD-LIBOR + 0.610%, 2.509% **, 6/18/2022	4,000,000	4,015,380
Lloyds Banking Group PLC, 3.1%, 7/6/2021	1,160,000	1,178,295
Mashreqbank PSC, REG S, 4.25%, 2/26/2024	2,000,000	2,086,614
Morgan Stanley, 2.72%, 7/22/2025	4,220,000	4,273,351
Nationwide Building Society, 144A, 3.622%, 4/26/2023	1,540,000	1,584,150
NatWest Markets PLC:
144A, 3-month USD-LIBOR + 1.400%, 3.361% ** , 9/29/2022	5,000,000	5,072,924
5.625%, 8/24/2020 (a)	3,000,000	3,066,945
Park Aerospace Holdings Ltd.:
144A, 4.5%, 3/15/2023	1,750,000	1,832,250
144A, 5.25%, 8/15/2022	450,000	479,430
Royal Bank of Scotland Group PLC, 3.498%, 5/15/2023	750,000	768,345
Santander Holdings U.S.A., Inc., 3.4%, 1/18/2023	6,150,000	6,305,877
Santander UK PLC, 2.125%, 11/3/2020	5,455,000	5,461,506
Standard Chartered PLC:
144A, 2.744%, 9/10/2022	4,000,000	4,024,982
144A, 4.247%, 1/20/2023	4,660,000	4,822,222
Synchrony Bank, 3.0%, 6/15/2022	5,300,000	5,403,965
Synchrony Financial, 4.375%, 3/19/2024	180,000	192,061
The Goldman Sachs Group, Inc., 2.905%, 7/24/2023	750,000	763,539
		200,999,552
Health Care 1.5%
AbbVie, Inc., 144A, 2.3%, 11/21/2022	3,080,000	3,095,568
Anthem, Inc., 2.375%, 1/15/2025	1,400,000	1,398,355
Bausch Health Companies, Inc., 144A, 7.0%, 3/15/2024	1,800,000	1,872,000
Bayer U.S. Finance II LLC, 144A, 3-month USD-LIBOR + 0.630%, 2.577% **, 6/25/2021	3,435,000	3,445,839
Becton, Dickinson & Co., 3-month USD-LIBOR + 0.875%, 2.836% **, 12/29/2020	1,273,000	1,273,625
CVS Health Corp., 2.625%, 8/15/2024	1,360,000	1,371,601
CVS Pass-Through Trust, 6.036%, 12/10/2028	1,131,604	1,264,227
HCA, Inc., 5.25%, 6/15/2026	1,000,000	1,120,332
Mylan NV, 3.15%, 6/15/2021	2,500,000	2,532,858
		17,374,405
Industrials 2.3%
Adani Ports & Special Economic Zone Ltd., 144A, 3.95%, 1/19/2022	1,000,000	1,024,110
Avolon Holdings Funding Ltd., 144A, 5.125%, 10/1/2023	670,000	722,180
Bombardier, Inc., 144A, 6.0%, 10/15/2022	2,000,000	1,999,400
CNH Industrial Capital LLC, 3.875%, 10/15/2021	2,185,000	2,242,117
Colfax Corp., 144A, 6.0%, 2/15/2024	635,000	674,687
DAE Funding LLC, 144A, 5.25%, 11/15/2021	2,000,000	2,075,000
Delta Air Lines, Inc.:
2.9%, 10/28/2024	3,000,000	3,001,290
3.4%, 4/19/2021	1,818,000	1,843,188
Rumo Luxembourg Sarl, 144A, 7.375%, 2/9/2024 (a)	1,000,000	1,077,500
Ryder System, Inc.:
2.875%, 6/1/2022	1,350,000	1,370,771
3.5%, 6/1/2021	1,910,000	1,949,058
Spirit AeroSystems, Inc., 3-month USD-LIBOR + 0.800%, 2.694% **, 6/15/2021	2,927,000	2,919,809
Transnet SOC Ltd., 144A, 4.0%, 7/26/2022	2,500,000	2,535,000
Waste Management, Inc., 2.95%, 6/15/2024	900,000	929,159
Westinghouse Air Brake Technologies Corp., 3-month USD-LIBOR + 1.300%, 3.194% **, 9/15/2021	980,000	980,148
		25,343,417
Information Technology 1.7%
Broadcom Corp., 3.625%, 1/15/2024	5,000,000	5,182,123
Broadcom, Inc., 144A, 3.125%, 4/15/2021	3,509,000	3,551,601
Dell International LLC:
144A, 4.42%, 6/15/2021	520,000	535,138
144A, 5.45%, 6/15/2023	3,200,000	3,471,166
NXP BV, 144A, 4.625%, 6/1/2023	4,000,000	4,276,403
Seagate HDD Cayman, 4.875%, 3/1/2024	1,800,000	1,919,202
		18,935,633
Materials 2.2%
AngloGold Ashanti Holdings PLC, 5.375%, 4/15/2020	2,500,000	2,518,655
Bluestar Finance Holdings Ltd., REG S, 3.375%, 7/16/2024	2,000,000	2,028,136
Celanese U.S. Holdings LLC, 3.5%, 5/8/2024	720,000	744,574
CF Industries, Inc., 144A, 3.4%, 12/1/2021	268,000	274,844
Chemours Co., 6.625%, 5/15/2023	1,552,000	1,557,944
CNAC HK Finbridge Co., Ltd., REG S, 3.5%, 7/19/2022	2,000,000	2,033,258
Glencore Funding LLC, 144A, 4.125%, 3/12/2024	3,480,000	3,644,939
Gold Fields Orogen Holdings BVI Ltd., 144A, 4.875%, 10/7/2020	3,000,000	3,045,150
Hudbay Minerals, Inc., 144A, 7.25%, 1/15/2023	300,000	311,063
International Flavors & Fragrances, Inc., 3.4%, 9/25/2020	1,230,000	1,240,530
NOVA Chemicals Corp., 144A, 4.875%, 6/1/2024	1,260,000	1,300,950
Novelis Corp., 144A, 6.25%, 8/15/2024	2,200,000	2,307,250
Syngenta Finance NV, 144A, 3.698%, 4/24/2020	1,429,000	1,433,496
The Mosaic Co., 3.25%, 11/15/2022	2,515,000	2,580,653
		25,021,442
Real Estate 1.6%
American Tower Corp., (REIT), 3.375%, 5/15/2024	5,000,000	5,183,486
Equinix, Inc., (REIT), 2.625%, 11/18/2024	2,000,000	2,003,720
iStar, Inc.:
(REIT), 4.25%, 8/1/2025	450,000	454,932
(REIT), 4.75%, 10/1/2024	890,000	922,262
Office Properties Income Trust, (REIT), 4.15%, 2/1/2022	5,000,000	5,120,982
Shimao Property Holdings Ltd., REG S, (REIT), 4.75%, 7/3/2022	2,580,000	2,631,476
Ventas Realty LP, (REIT), 3.5%, 4/15/2024	2,100,000	2,193,790
		18,510,648
Utilities 1.3%
CenterPoint Energy, Inc., 3.6%, 11/1/2021	1,270,000	1,303,274
Dominion Energy, Inc., 3.071%, 8/15/2024	2,106,000	2,169,532
DTE Energy Co., Series B, 2.6%, 6/15/2022	2,330,000	2,346,339
Evergy, Inc., 2.45%, 9/15/2024	1,818,000	1,828,794
Korea East-West Power Co., Ltd., 144A, 2.625%, 6/19/2022	2,665,000	2,693,966
NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/2024	855,000	890,269
Southern California Edison Co., 3.7%, 8/1/2025	800,000	847,399
Vistra Energy Corp., 5.875%, 6/1/2023	2,000,000	2,046,080
		14,125,653
Total Corporate Bonds (Cost $467,615,517)		477,011,431
Mortgage-Backed Securities Pass-Throughs 0.0%
Federal National Mortgage Association:
3.0%, with various maturities from 5/1/2027 until 6/1/2027	251,760	258,897
12-month USD-LIBOR + 1.770%, 4.02% ** , 9/1/2038	19,359	20,000
4.5%, 4/1/2023	14,035	14,429
Government National Mortgage Association:
6.0%, with various maturities from 1/15/2022 until 1/15/2039	171,631	183,499
7.0%, 6/20/2038	3,945	4,714
9.5%, 7/15/2020	25	25
Total Mortgage-Backed Securities Pass-Throughs (Cost $492,197)		481,564
Asset-Backed 20.5%
Automobile Receivables 6.3%
AmeriCredit Automobile Receivables Trust:
"B", Series 2016-3, 1.8%, 10/8/2021	1,306,656	1,306,298
"B", Series 2016-4, 1.83%, 12/8/2021	1,731,944	1,731,448
"C", Series 2019-2, 2.74%, 4/18/2025	1,840,000	1,856,274
"C", Series 2016-2, 2.87%, 11/8/2021	1,213,885	1,216,112
"C", Series 2015-4, 2.88%, 7/8/2021	661,086	661,566
"D", Series 2017-1, 3.13%, 1/18/2023	3,420,000	3,459,433
"D", Series 2015-3, 3.34%, 8/8/2021	4,181,577	4,185,158
Avis Budget Rental Car Funding AESOP LLC:
"B", Series 2014-2A, 144A, 3.29%, 2/20/2021	1,833,333	1,834,273
"C", Series 2015-1A, 144A, 3.96%, 7/20/2021	4,000,000	4,009,114
Canadian Pacer Auto Receivables Trust:
"A2A", Series 2018-2A, 144A, 3.0%, 6/21/2021	387,258	388,009
"B", Series 2018-2A, 144A, 3.63%, 1/19/2024	1,000,000	1,023,633
CPS Auto Receivables Trust:
"B", Series 2019-C, 144A, 2.63%, 8/15/2023	1,000,000	1,002,911
"C", Series 2018-A, 144A, 3.05%, 12/15/2023	3,350,000	3,364,461
"B", Series 2019-B, 144A, 3.09%, 4/17/2023	1,050,000	1,060,851
"C", Series 2016-B, 144A, 4.22%, 3/15/2022	1,217,027	1,221,294
"D", Series 2014-D, 144A, 5.33%, 11/16/2020	2,140,000	2,139,668
CPS Auto Trust, "C", Series 2016-D, 144A, 2.9%, 1/17/2023	936,887	937,993
Flagship Credit Auto Trust:
"C", Series 2019-4, 144A, 2.77%, 12/15/2025	3,670,000	3,666,480
"D", Series 2016-4, 144A, 3.89%, 11/15/2022	1,000,000	1,017,445
"C", Series 2016-1, 144A, 6.22%, 6/15/2022	4,980,000	5,109,461
"E", Series 2016-3, 144A, 6.25%, 10/15/2023	980,000	1,022,410
"D", Series 2015-3, 144A, 7.12%, 11/15/2022	3,000,000	3,073,286
Foursight Capital Automobile Receivables Trust, "B", Series 2018-2, 144A, 3.8%, 11/15/2023	1,140,000	1,165,233
Hertz Vehicle Financing II LP:
"A", Series 2017-2A, 144A, 3.29%, 10/25/2023	4,000,000	4,088,814
"A", Series 2019-1A, 144A, 3.71%, 3/25/2023	2,250,000	2,308,697
"C", Series 2018-1A, 144A, 4.39%, 2/25/2024	1,500,000	1,542,357
Navistar Financial Dealer Note Master Owner Trust II, "A", Series 2018-1, 144A, 1-month USD-LIBOR + 0.630%, 2.422% **, 9/25/2023	1,250,000	1,252,064
Santander Drive Auto Receivables Trust:
"C" Series 2019-3, 2.49%, 10/15/2025	4,000,000	4,015,943
"B", Series 2018-2, 3.03%, 9/15/2022	1,463,369	1,465,962
"C", Series 2019-1, 3.42%, 4/15/2025	250,000	254,050
"C", Series 2018-5, 3.81%, 12/16/2024	2,500,000	2,537,316
Tesla Auto Lease Trust:
"B", Series 2019-A, 144A, 2.41%, 12/20/2022	3,000,000	2,990,483
"A", Series 2018-B, 144A, 3.71%, 8/20/2021	1,075,097	1,089,080
World Omni Select Auto Trust:
"C", Series 2019-A, 2.38%, 12/15/2025	1,500,000	1,487,834
"B", Series 2018-1A, 144A, 3.68%, 7/15/2023	1,000,000	1,013,793
		70,499,204
Credit Card Receivables 2.0%
Evergreen Credit Card Trust:
"C", Series 2019-2, 144A, 2.62%, 9/15/2024	900,000	893,684
"B", Series 2019-1, 144A, 3.59%, 1/15/2023	4,000,000	4,043,793
"C", Series 2019-1, 144A, 3.98%, 1/15/2023	3,000,000	3,034,862
Master Credit Card Trust II, "C", Series 2017-1A, 144A, 3.06%, 7/21/2021	2,920,000	2,912,582
Synchrony Card Issuance Trust, "A", Series 2018-A1, 3.38%, 9/15/2024	4,080,000	4,171,261
Synchrony Credit Card Master Note Trust, "C", Series 2017-2, 3.01%, 10/15/2025	2,352,000	2,377,148
World Financial Network Credit Card Master Trust, "M", Series 2016-A, 2.33%, 4/15/2025	5,000,000	4,985,733
		22,419,063
Home Equity Loans 0.2%
NovaStar Mortgage Funding Trust, "M3", Series 2004-3, 1-month USD-LIBOR + 1.050%, 2.842% **, 12/25/2034	395,501	395,022
People's Choice Home Loan Securities Trust, "A3", Series 2004-1, 1-month USD-LIBOR + 1.040%, 2.832% **, 6/25/2034	1,508,945	1,503,353
Renaissance Home Equity Loan Trust:
"AF1", Series 2006-4, 5.545%, 1/25/2037	57,490	30,387
"AF1", Series 2007-2, 5.893%, 6/25/2037	340,249	145,858
Southern Pacific Secured Asset Corp., "A8", Series 1998-2, 6.37%, 7/25/2029	969	1,001
		2,075,621
Miscellaneous 11.4%
ALM V Ltd., "A1R3", Series 2012-5A, 144A, 3-month USD-LIBOR + 0.910%, 2.913% **, 10/18/2027	680,000	680,041
ALM VIII Ltd., "A1R", Series 2013-8A, 144A, 3-month USD-LIBOR + 1.490%, 3.491% **, 10/15/2028	3,750,000	3,751,710
Apidos CLO XXIV, "A1BR", Series 2016-24A,144A, 3-month USD-LIBOR + 1.450%, 3.416% **, 10/20/2030	3,400,000	3,369,067
Apidos CLO XXXII, "A2", Series 2019-32A, 144A, 3-month USD-LIBOR + 1.650% ***, 1/20/2033 (c) (d)	2,500,000	2,500,000
Applebee's Funding LLC, "A2I", Series 2019-1A, 144A, 4.194%, 6/7/2049	2,800,000	2,838,528
Ares XXIX CLO Ltd., "A2R", Series 2014-1A, 144A, 3-month USD-LIBOR + 1.600%, 3.602% **, 4/17/2026	10,000,000	10,001,150
Atrium XIII, "A2", Series 13A, 144A, 3-month USD-LIBOR + 1.250%, 3.184% **, 11/21/2030	2,250,000	2,220,961
Atrium XIV LLC, "B", Series 14A, 144A, 3-month USD-LIBOR + 1.700%, 3.701% **, 8/23/2030	4,250,000	4,242,116
Babson CLO Ltd.:
"BR", Series 2015-IA, 144A, 3-month USD-LIBOR + 1.400%, 3.366% ** , 1/20/2031	2,000,000	1,969,656
"A2R", Series 2016-1A, 144A, 3-month USD-LIBOR + 1.450%, 3.384% ** , 7/23/2030	1,500,000	1,485,018
Bristol Park CLO Ltd., "A", Series 2016-1A, 144A, 3-month USD-LIBOR + 1.420%, 3.421% **, 4/15/2029	3,750,000	3,749,985
Carlyle Global Market Strategies CLO Ltd., "BR2", Series 2014-1A, 144A, 3-month USD-LIBOR + 1.400%, 3.402% **, 4/17/2031	4,000,000	3,965,492
Countrywide Home Equity Loan Trust, "2A", Series 2006-I, 1-month USD-LIBOR + 0.140%, 1.88% **, 1/15/2037	1,505,404	1,440,457
Credit-Based Asset Servicing and Securitization LLC, "AF2", Series 2006-CB2, 3.319%, 12/25/2036	2,307,147	2,096,312
DB Master Finance LLC, "A2I", Series 2019-1A, 144A, 3.787%, 5/20/2049	1,582,050	1,615,827
Dell Equipment Finance Trust:
"C", Series 2019-2, 144A, 2.18%, 10/22/2024	1,500,000	1,490,707
"C", Series 2017-2, 144A, 2.73%, 10/24/2022	1,250,000	1,254,502
"D", Series 2017-1, 144A, 3.44%, 4/24/2023	560,000	560,722
"D", Series 2019-1, 144A, 3.45%, 3/24/2025	1,600,000	1,622,957
"C", Series 2018-1,144A, 3.53%, 6/22/2023	500,000	507,563
"C", Series 2018-2, 144A, 3.72%, 10/22/2023	2,000,000	2,052,103
Domino's Pizza Master Issuer LLC:
"A2II", Series 2017-1A, 144A, 3.082%, 7/25/2047	11,113,200	11,122,091
"A2", Series 2019-1A, 144A, 3.668%, 10/25/2049	2,000,000	2,000,340
Dryden 49 Senior Loan Fund, "B", Series 2017-49A, 144A, 3-month USD-LIBOR + 1.700%, 3.703% **, 7/18/2030	570,000	568,105
Flatiron CLO Ltd., "B", Series 2018-1A, 144A, 3-month USD-LIBOR + 1.350%, 3.352% **, 4/17/2031	2,500,000	2,442,842
Galaxy XV CLO Ltd., "AR", Series 2013-15A, 144A, 3-month USD-LIBOR + 1.200%, 3.201% **, 10/15/2030	1,565,000	1,562,510
GMF Floorplan Owner Revolving Trust, "C", Series 2019-1, 144A, 3.06%, 4/15/2024	460,000	466,952
Hilton Grand Vacations Trust:
"B", Series 2014-AA, 144A, 2.07%, 11/25/2026	196,185	195,365
"B", Series 2017-AA, 144A, 2.96%, 12/26/2028	777,577	780,477
HPEFS Equipment Trust, "C", Series 2019-1A, 144A, 2.49%, 9/20/2029	860,000	859,842
LCM LP, "BR2", Series 2016-A, 144A, 3-month USD-LIBOR + 1.750%, 3.751% **, 10/15/2031	2,120,000	2,099,822
MVW Owner Trust, "A", Series 2019-1A, 144A, 2.89%, 11/20/2036	3,592,352	3,637,498
Neuberger Berman CLO XVII Ltd., "A2R2", Series 2014-18A, 144A, 3-month USD-LIBOR + 1.700%, 3.666% **, 10/21/2030	1,800,000	1,790,699
Neuberger Berman Loan Advisers CLO Ltd.:
"A2", Series 2018-29A, 144A, 3-month USD-LIBOR + 1.400%, 3.366% ** , 10/19/2031	2,000,000	1,970,132
"B", Series 2018-27A, 144A, 3-month USD-LIBOR + 1.400%, 3.401% ** , 1/15/2030	6,000,000	5,923,464
NRZ Excess Spread-Collateralized Notes:
"B", Series 2018-PLS1, 144A, 3.588%, 1/25/2023	2,016,476	2,025,960
"D", Series 2018-PLS1, 144A, 4.374%, 1/25/2023	596,591	599,463
Octagon Investment Partners XVI Ltd., "BR", Series 2013-1A, 144A, 3-month USD-LIBOR + 1.600%, 3.602% **, 7/17/2030	9,000,000	8,904,879
Taco Bell Funding LLC, "A2I", Series 2018-1A, 144A, 4.318%, 11/25/2048	3,960,000	4,051,793
Towd Point Mortgage Trust, "A1", Series 2019-MH1, 144A, 3.0%, 11/25/2058	1,863,235	1,871,917
Transportation Finance Equipment Trust, "C", Series 2019-1, 144A, 2.19%, 8/23/2024	1,250,000	1,236,704
Venture XXVIII CLO Ltd., "A2", Series 2017-28A, 144A, 3-month USD-LIBOR + 1.110%, 3.076% **, 7/20/2030	1,000,000	994,504
Voya CLO Ltd.:
"A1R", Series 2015-1A, 144A, 3-month USD-LIBOR + 0.900%, 2.903% ** , 1/18/2029	3,015,000	3,002,844
"A1R", Series 2014-2A, 144A, 3-month USD-LIBOR + 1.250%, 3.252% ** , 4/17/2030	6,950,000	6,932,952
"A3R", Series 2016-3A, 144A, 3-month USD-LIBOR + 1.750%, 3.753% ** , 10/18/2031	4,500,000	4,468,396
"A2AR", Series 2012-A, 144A, 3-month USD-LIBOR + 1.900%, 3.791% ** , 10/15/2030	6,000,000	6,002,478
		128,926,903
Student Loans 0.6%
SLM Student Loan Trust:
"A6", Series 2004-1, 144A, 3-month USD-LIBOR + 0.750%, 2.69% ** , 7/25/2039	5,500,000	5,437,438
"A4", Series 2008-5, 3-month USD-LIBOR + 1.700%, 3.64% ** , 7/25/2023	1,099,922	1,107,268
		6,544,706
Total Asset-Backed (Cost $230,081,842)		230,465,497
Commercial Mortgage-Backed Securities 7.5%
Atrium Hotel Portfolio Trust, "B", Series 2018-ATRM,144A, 1-month USD-LIBOR + 1.430%, 3.17% **, 6/15/2035	3,500,000	3,494,471
BAMLL Commercial Mortgage Securities Trust:
"B", Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.150%, 2.89% ** , 9/15/2034	3,500,000	3,495,975
"C", Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.350%, 3.09% ** , 9/15/2034	1,000,000	997,345
BBCMS Mortgage Trust, "A", Series 2018-TALL, 144A, 1-month USD-LIBOR + 0.722%, 2.462% **, 3/15/2037	4,000,000	3,979,950
BHMS Mortgage Trust, "A", Series 2018-ATLS, 144A, 1-month USD-LIBOR + 1.250%, 2.99% **, 7/15/2035	1,500,000	1,498,677
BX Commercial Mortgage Trust:
"C", Series 2018-IND, 144A, 1-month USD-LIBOR + 1.100%, 2.84% ** , 11/15/2035	1,160,526	1,159,832
"B", Series 2019-IMC, 144A, 1-month USD-LIBOR + 1.300%, 3.04% ** , 4/15/2034	3,500,000	3,496,857
"D", Series 2018-IND, 144A, 1-month USD-LIBOR + 1.300%, 3.04% ** , 11/15/2035	350,000	350,105
BXP Trust, "B", Series 2017-CQHP, 144A, 1-month USD-LIBOR + 1.100%, 2.84% **, 11/15/2034	3,960,000	3,947,325
Citigroup Commercial Mortgage Trust:
"C", Series 2019-PRM, 144A, 3.896%, 5/10/2036	869,349	898,375
"C", Series 2019-SMRT, 144A, 4.682%, 1/10/2036	3,000,000	3,175,673
"M", Series 2005-EMG, 144A, 5.5%, 9/20/2051 (d)	102,044	99,296
COMM Mortgage Trust:
"AM", Series 2013-CR6, 144A, 3.147%, 3/10/2046	1,200,000	1,221,431
"AM", Series 2013-LC6, 3.282%, 1/10/2046	1,500,000	1,534,638
"B", Series 2013-CR6, 144A, 3.397%, 3/10/2046	2,800,000	2,859,009
Credit Suisse First Boston Mortgage Securities Corp., "F", Series 2005-C1, 144A, 4.821%, 2/15/2038	109,978	110,175
CSAIL Commercial Mortgage Trust, "B", Series 2019-C15, 4.476%, 3/15/2052	1,000,000	1,093,849
DBCG Mortgage Trust, "A", Series 2017-BBG, 144A, 1-month USD-LIBOR + 0.700%, 2.44% **, 6/15/2034	3,920,000	3,911,614
DBGS Mortgage Trust, "B", Series 2018-5BP,144A, 1-month USD-LIBOR + 0.830%, 2.57% **, 6/15/2033	2,500,000	2,485,277
DBWF Mortgage Trust, "C", Series 2018-GLKS, 144A, 1-month USD-LIBOR + 1.750%, 3.514% **, 11/19/2035	250,000	250,008
FHLMC Multifamily Structured Pass-Through Certificates:
"X1P", Series KL05, Interest Only, 0.892% **, 6/25/2029	17,800,000	1,293,193
"X1", Series K058, Interest Only, 0.927% **, 8/25/2026	23,539,147	1,240,068
"X1", Series K722, Interest Only, 1.308% **, 3/25/2023	14,993,926	505,031
Fontainebleau Miami Beach Trust, "D", Series 2019-FBLU, 144A, 4.095%, 12/10/2036	5,000,000	5,066,612
GE Capital Commercial Mortgage Corp., "J", Series 2005-C2, 144A, 5.691% **, 5/10/2043	92	92
GSCG Trust, "C", Series 2019-600C, 144A, 3.462%, 9/6/2034	1,000,000	1,001,404
Hospitality Mortgage Trust, "B", Series 2019-HIT, 144A, 1-month USD-LIBOR + 1.350%, 3.09% **, 11/15/2036	3,940,792	3,930,966
IMT Trust, "BFL", Series 2017-APTS, 144A, 1-month USD-LIBOR + 0.950%, 2.69% **, 6/15/2034	5,000,000	4,986,070
InTown Hotel Portfolio Trust, "C", Series 2018-STAY, 144A, 1-month USD-LIBOR + 1.250%, 2.99% **, 1/15/2033	2,260,000	2,253,129
JPMorgan Chase Commercial Mortgage Securities Corp., "H", Series 2004-CB8, 144A, 4.441% **, 1/12/2039	96,799	96,744
Morgan Stanley Bank of America Merrill Lynch Trust, "300B", Series 2014-C18, 3.996%, 8/15/2031	750,000	782,475
Morgan Stanley Capital I Trust:
"B", Series 2018-SUN, 144A, 1-month USD-LIBOR + 1.200%, 2.94% ** , 7/15/2035	1,568,800	1,564,860
"B", Series 2019-BPR, 144A, 1-month USD-LIBOR + 2.100%, 3.84% ** , 5/15/2036	1,000,000	998,106
MRCD Mortgage Trust, "C", Series 2019-PARK, 144A, 2.718%, 12/15/2036	5,000,000	4,899,852
MTRO Commercial Mortgage Trust, "C", Series 2019-TECH, 144A, 1-month USD-LIBOR + 1.300%, 3.04% **, 12/15/2033	250,000	249,374
Multifamily Connecticut Avenue Securities Trust, "M7", Series 2019-01, 144A, 1-month USD-LIBOR + 1.700%, 3.492% **, 10/15/2049	2,496,035	2,505,488
Natixis Commercial Mortgage Securities Trust, "B", Series 2018-850T, 144A, 1-month USD-LIBOR + 0.954%, 2.693% **, 7/15/2033	3,500,000	3,486,821
NYT Mortgage Trust, "B", Series 2019-NYT, 144A, 1-month USD-LIBOR + 1.400%, 3.14% **, 11/15/2035	500,000	500,620
UBS Commercial Mortgage Trust:
"XA", Series 2017-C7, Interest Only, 1.058% **, 12/15/2050	29,480,725	1,861,434
"XA", Series 2017-C1, Interest Only, 1.566% **, 6/15/2050	24,798,195	2,160,334
WFRBS Commercial Mortgage Trust:
"B", Series 2013-C13, 3.553%, 5/15/2045	4,000,000	4,112,933
"AS", Series 2014-C24, 3.931%, 11/15/2047	240,000	252,333
Total Commercial Mortgage-Backed Securities (Cost $83,773,465)		83,807,821
Collateralized Mortgage Obligations 5.8%
Angel Oak Mortgage Trust, "A1", Series 2019-3, 144A, 2.93%, 5/25/2059	3,347,498	3,355,301
Banc of America Funding Corp., "1A1", Series 2008-R2, 144A, 6.0%, 9/25/2037	148,938	149,647
Banc of America Mortgage Securities, Inc.:
"2A3", Series 2005-J, 3.9% **, 11/25/2035	124,440	122,346
"2A8", Series 2003-J, 4.046% **, 11/25/2033	256,653	259,406
"A15", Series 2006-2, 6.0%, 7/25/2046	13,388	13,225
Bear Stearns Adjustable Rate Mortgage Trust, "5A", Series 2003-8, 3.971% **, 1/25/2034	390,227	391,427
BRAVO Residential Funding Trust, "A1", Series 2019-NQM1, 144A, 2.666%, 7/25/2059	2,804,157	2,803,046
Connecticut Avenue Securities Trust:
"1M2", Series 2019-R03, 144A, 1-month USD-LIBOR + 2.150%, 3.942% ** , 9/25/2031	294,000	296,213
"1M2", Series 2019-R02, 144A, 1-month USD-LIBOR + 2.300%, 4.092% ** , 8/25/2031	466,667	470,976
Countrywide Home Loan Mortgage Pass Through Trust, "5A1", Series 2005-HY10, 3.502% **, 2/20/2036	72,521	62,899
Credit Suisse First Boston Mortgage Securities Corp., "5A1", Series 2004-7, 5.0%, 10/25/2019	136,591	140,291
CSMLT Trust, "A6", Series 2015-2, 144A, 3.5%, 8/25/2045	2,999,485	3,009,693
Ellington Financial Mortgage Trust, "A1FX", Series 2018-1, 144A, 4.14%, 10/25/2058	1,117,073	1,133,133
Fannie Mae Connecticut Avenue Securities:
"1M1", Series 2016-C04, 1-month USD-LIBOR + 1.450%, 3.242% ** , 1/25/2029	7,247	7,250
"1M1", Series 2016-C03, 1-month USD-LIBOR + 2.000%, 3.792% ** , 10/25/2028	50,318	50,385
"1M2", Series 2018-C06, 1-month USD-LIBOR + 2.000%, 3.792% ** , 3/25/2031	355,891	357,384
"1M2", Series 2018-C05, 1-month USD-LIBOR + 2.350%, 4.142% ** , 1/25/2031	500,000	507,125
Federal Home Loan Mortgage Corp.:
"PT", Series 3586, 1.55% **, 2/15/2038	498,881	464,709
"PI", Series 4485, Interest Only, 3.5%, 6/15/2045	4,445,485	601,013
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041	3,532,231	424,007
"CI", Series 4104, Interest Only, 4.0%, 5/15/2041	6,074,661	575,492
"LG", Series 4281, 4.0%, 1/15/2043	4,920,493	5,129,870
"C31", Series 303, Interest Only, 4.5%, 12/15/2042	16,566,059	2,667,752
"LA", Series 1343, 8.0%, 8/15/2022	12,751	13,512
"PK", Series 1751, 8.0%, 9/15/2024	72,750	79,546
Federal National Mortgage Association:
"DE", Series 2014-18, 4.0%, 8/25/2042	1,880,677	1,934,802
"9", Series 406, Interest Only, 4.5%, 2/25/2041	3,703,403	687,108
"IX", Series 2012-72, Interest Only, 4.5%, 7/25/2042	2,800,782	483,888
"IM", Series 2014-72, Interest Only, 4.5%, 3/25/2044	3,978,705	511,594
"2", Series 350, Interest Only, 5.5%, 3/25/2034	102,512	20,352
"1A6", Series 2007-W8, 6.564% **, 9/25/2037	572,256	624,685
Flagstar Mortgage Trust, "A4", Series 2018-4, 144A, 4.0%, 7/25/2048	1,045,351	1,045,268
Freddie Mac Structured Agency Credit Risk Debt Notes:
"M2", Series 2016-DNA3, 1-month USD-LIBOR + 2.000%, 3.792% ** , 12/25/2028	346,182	346,688
"M2", Series 2015-DNA3, 1-month USD-LIBOR + 2.850%, 4.642% ** , 4/25/2028	1,866,386	1,884,306
"M2", Series 2016-DNA1, 1-month USD-LIBOR + 2.900%, 4.692% ** , 7/25/2028	893,666	897,379
Freddie Mac Structured Agency Credit Risk Trust:
"M2", Series 2019-DNA2, 144A, 1-month USD-LIBOR + 2.450%, 4.242% ** , 3/25/2049	1,060,034	1,069,344
"M2", Series 2019-DNA1, 144A, 1-month USD-LIBOR + 2.650%, 4.442% ** , 1/25/2049	105,000	106,905
FWDSecuritization Trust, "A1", Series 2019-INV1, 144A, 2.81%, 6/25/2049	909,378	908,121
Government National Mortgage Association:
"IT", Series 2013-82, Interest Only, 3.5%, 5/20/2043	18,121,512	2,552,103
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044	3,801,974	273,261
"HI", Series 2015-77, Interest Only, 4.0%, 5/20/2045	7,272,788	1,369,814
"IO", Series 2008-7, Interest Only, 5.5%, 3/20/2037	436,968	60,343
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039	301,306	63,807
JPMorgan Mortgage Trust:
"A15", Series 2018-9, 144A, 4.0%, 2/25/2049	621,209	619,885
"A15", Series 2018-LTV1, 144A, 4.5%, 4/25/2049	342,657	346,267
"6A1", Series 2005-A6, 4.625% **, 8/25/2035	220,829	226,462
Merrill Lynch Mortgage Investors Trust, "1A", Series 2004-1, 3.804% **, 12/25/2034	14,317	14,465
New Residential Mortgage Loan:
"A1", Series 2019-NQM3, 144A, 2.802%, 7/25/2049	1,801,342	1,803,641
"A1", Series 2019-NQM2, 144A, 3.6%, 4/25/2049	1,848,239	1,862,423
New Residential Mortgage Loan Trust:
"A1", Series 2019-NQM1, 144A, 3.675%, 1/25/2049	2,868,952	2,885,040
"A2", Series 2019-NQM1, 144A, 3.877%, 1/25/2049	5,093,042	5,143,183
Prudential Home Mortgage Securities Co., Inc., "4B", Series 1994-A, 144A, 6.73%, 4/28/2024	1,455	1,463
Residential Accredit Loans, Inc., "A1", Series 2003-QS18, 5.0%, 9/25/2018	16,415	13,132
Residential Asset Mortgage Products, Inc.:
"A5", Series 2005-SL1, 6.5%, 5/25/2032	186,002	176,327
"A4", Series 2004-SL4, 7.0%, 7/25/2032	124,222	118,047
"A3", Series 2004-SL3, 7.5%, 12/25/2031	248,018	248,991
Residential Funding Mortgage Securities I, "A1", Series 2005-S3, 4.75%, 3/25/2020	15,583	15,525
Sequoia Mortgage Trust:
"A10", Series 2018-CH1, 144A, 4.0%, 2/25/2048	1,721,353	1,735,797
"A4", Series 2018-7, 144A, 4.0%, 9/25/2048	2,648,455	2,663,829
"A10", Series 2019-CH3, 144A, 4.0%, 9/25/2049	3,007,794	3,056,837
STACR Trust:
"M2", Series 2018-DNA3, 144A, 1-month USD-LIBOR + 2.100%, 3.892% ** , 9/25/2048	540,541	544,855
"M2", Series 2018-DNA2, 144A, 1-month USD-LIBOR + 2.150%, 3.942% ** , 12/25/2030	1,350,000	1,363,107
Verus Securitization Trust:
"A1", Series 2019-INV2, 144A, 2.913%, 7/25/2059	913,450	914,061
"A1", Series 2019-INV1, 144A, 3.402%, 12/25/2059	1,936,885	1,948,596
"A1", Series 2018-INV1, 144A, 3.626%, 3/25/2058	1,520,358	1,531,036
Washington Mutual Mortgage Pass-Through Certificates Trust, "A9", Series 2003-S9, 5.25%, 10/25/2033	405,621	414,172
Total Collateralized Mortgage Obligations (Cost $65,851,427)		65,572,557
Government & Agency Obligations 23.0%
Other Government Related (e) 1.4%
Banque Ouest Africaine de Developpement, 144A, 5.5%, 5/6/2021	1,800,000	1,864,476
Eastern & Southern African Trade & Development Bank, REG S, 5.375%, 3/14/2022	2,186,000	2,272,347
Eurasian Development Bank:
144A, 4.767%, 9/20/2022	2,000,000	2,090,000
144A, 5.0%, 9/26/2020	1,440,000	1,464,140
Gazprom OAO, 144A, 4.95%, 7/19/2022	500,000	528,765
Qatari Diar Finance QSC, 144A, 5.0%, 7/21/2020	2,000,000	2,030,000
Severstal OAO, 144A, 5.9%, 10/17/2022 (a)	1,000,000	1,082,500
Vnesheconombank:
144A, 6.902%, 7/9/2020	4,000,000	4,088,040
144A, 5.942%, 11/21/2023	500,000	555,000
		15,975,268
Sovereign Bonds 0.5%
Republic of Egypt, 144A, 4.55%, 11/20/2023	1,000,000	1,020,938
Export-Import Bank of Korea:
2.5%, 11/1/2020	1,680,000	1,685,729
3.5%, 11/27/2021	1,455,000	1,496,322
Oman Government International Bond, 144A, 3.875%, 3/8/2022	1,000,000	1,012,958
Republic of Namibia, 144A, 5.5%, 11/3/2021	1,000,000	1,037,044
		6,252,991
U.S. Treasury Obligations 21.1%
U.S. Treasury Bill, 1.809% ****, 7/16/2020 (f)	2,590,000	2,568,337
U.S. Treasury Notes:
1.125%, 6/30/2021	4,000,000	3,972,031
1.125%, 9/30/2021	10,000,000	9,919,531
1.25%, 3/31/2021	15,000,000	14,931,445
1.25%, 10/31/2021	20,000,000	19,879,688
1.625%, 6/30/2021	3,900,000	3,901,523
2.0%, 7/31/2020	12,500,000	12,525,879
2.125%, 12/31/2022	10,000,000	10,152,344
2.25%, 4/30/2021	14,600,000	14,723,187
2.25%, 7/31/2021	15,000,000	15,151,172
2.25%, 4/15/2022	28,000,000	28,411,250
2.5%, 5/31/2020	24,000,000	24,082,377
2.5%, 1/15/2022	20,000,000	20,361,719
2.5%, 2/15/2022	10,000,000	10,189,844
2.625%, 12/15/2021	10,000,000	10,198,438
2.75%, 11/30/2020	15,000,000	15,148,242
2.75%, 4/30/2023	10,000,000	10,362,109
2.875%, 11/15/2021	10,000,000	10,235,938
		236,715,054
Total Government & Agency Obligations (Cost $257,996,482)		258,943,313
	Shares	Value ($)
Common Stocks 0.0%
Information Technology
Answers Corp.* (d) (Cost $256,895)	2,220	1,094
Warrants 0.0%
Information Technology
Answers Holdings, Inc., Expiration Date 4/14/2022* (d) (Cost $713,521)	6,166	0
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.50% (g) (h) (Cost $2,063,090)	2,063,090	2,063,090
Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 1.62% (g)	2,578,621	2,578,621
DWS ESG Liquidity Fund "Capital Shares", 1.76% (g)	5,285,216	5,285,745
Total Cash Equivalents (Cost $7,863,845)		7,864,366
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,116,708,281)	100.2	1,126,210,733
Other Assets and Liabilities, Net	(0.2)	(2,442,400)
Net Assets	100.0	1,123,768,333

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended December 31, 2019 are as follows:

Value ($) at 9/30/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci-ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 12/31/2019	Value ($) at 12/31/2019
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.50% (g) (h)
2,437,365	—	374,275 (i)	—	—	1,675	—	2,063,090	2,063,090
Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 1.62% (g)
11,802,832	143,435,990	152,660,201	—	—	65,003	—	2,578,621	2,578,621
DWS ESG Liquidity Fund "Capital Shares", 1.76% (g)
5,259,166	26,582	—	—	(3)	24,659	—	5,285,216	5,285,745
19,499,363	143,462,572	153,034,476	—	(3)	91,337	—	9,926,927	9,927,456

*	Non-income producing security.
**	Variable or floating rate security. These securities are shown at their current rate as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
***	Represents unsettled security at December 31, 2019 where the rate will be determined at time of settlement.
****	Annualized yield at time of purchase; not a coupon rate.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2019 amounted to $1,985,279, which is 0.2% of net assets.
(b)	Perpetual, callable security with no stated maturity date.
(c)	When-issued security.
(d)	Investment was valued using significant unobservable inputs.
(e)	Government-backed debt issued by financial companies or government sponsored enterprises.
(f)	At December 31, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(i)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended December 31, 2019.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
JSC: Joint Stock Company
LIBOR: London Interbank Offered Rate
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At December 31, 2019, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
2 Year U.S. Treasury Note	USD	3/31/2020	1,069	230,555,820	230,369,500	(186,320)

At December 31, 2019, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
5 Year U.S. Treasury Note	USD	3/31/2020	719	85,477,122	85,280,141	196,981

As of December 31, 2019, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
JPY	1,019,699,553	EUR	8,352,388	1/31/2020	(13,763)	National Australia Bank Ltd.
EUR	17,150,000	JPY	2,067,453,252	1/31/2020	(214,209)	State Street Bank and Trust
JPY	1,043,024,150	EUR	8,540,879	1/31/2020	(16,958)	State Street Bank and Trust
Total unrealized depreciation					(244,930)

Currency Abbreviations
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (j)
Corporate Bonds	$—	$477,011,431	$—	$477,011,431
Mortgage-Backed Securities Pass-Throughs	—	481,564	—	481,564
Asset-Backed	—	227,965,497	2,500,000	230,465,497
Commercial Mortgage-Backed Securities	—	83,708,525	99,296	83,807,821
Collateralized Mortgage Obligations	—	65,572,557	—	65,572,557
Government & Agency Obligations	—	258,943,313	—	258,943,313
Common Stocks	—	—	1,094	1,094
Warrants	—	—	0	0
Short-Term Investments (j)	9,927,456	—	—	9,927,456
Derivatives (k)
Futures Contracts	196,981	—	—	196,981
Total	$10,124,437	$1,113,682,887	$2,600,390	$1,126,407,714
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (k)
Futures Contracts	$(186,320)	$—	$—	$(186,320)
Forward Foreign Currency Contracts	—	(244,930)	—	(244,930)
Total	$(186,320)	$(244,930)	$—	$(431,250)

During the period ended December 31, 2019, the amount of transfers between Level 2 and Level 3 was $3,663. The investment was transferred from Level 2 to Level 3 due to the lack of observable market data due to a decrease in market activity.
Transfers between pricing levels are recognized at the beginning of the reporting period.
(j)	See Investment Portfolio for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2019 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Interest Rate Contracts	$ 10,661	$ —
Foreign Exchange Contracts	$ —	$ (244,930)